Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of Sales [Abstract]
Cash operating costs	$ 2,356	$ 2,728	$ 2,444
Royalties	135	116	105
Other cash costs	14	19	24
Total cash costs	2,505	2,863	2,573
Retrenchment costs	4	6	14
Rehabilitation and other non-cash costs	20	29	43
Amortisation of tangible assets (note 30 and note 34)	625	817	789
Amortisation of intangible assets (note 30 and note 34)	5	6	20
Inventory change	14	15	(38)
Cost of sales	$ 3,173	$ 3,736	$ 3,401